UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

 Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2019 (Unaudited)

TorrayResolute Small/Mid Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 96.1%
Consumer Discretionary - 8.3%
Dunkin' Brands Group	3,655	$290,061
Pool	1,723	347,529
		637,590
Consumer Staples - 2.8%
Church & Dwight	2,877	216,465

Financials - 9.5%
Enstar Group *	1,154	219,168
PRA Group *	6,030	203,754
Webster Financial	6,466	303,061
		725,983
Health Care # - 26.5%
AMN Healthcare Services *	4,054	233,348
BioMarin Pharmaceutical *	2,719	183,261
Catalent *	5,440	259,270
Cooper Companies	604	179,388
Genmab A/S - ADR *	13,818	279,953
Halozyme Therapeutics *	12,858	199,427
Mettler-Toledo International *	357	251,471
Omnicell *	3,022	218,400
Teladoc Health *	3,355	227,201
		2,031,719
Industrials - 14.3%
Copart *	4,650	373,534
Hexcel	5,271	432,907
ICF International	3,446	291,084
		1,097,525
Information Technology # - 30.7%
ANSYS *	1,400	309,904
Aspen Technology *	3,069	377,732
CyberArk Software *	2,547	254,242
IPG Photonics *	1,518	205,841
Jack Henry & Associates	2,179	318,069
MKS Instruments	1,809	166,934
Monolithic Power Systems	1,604	249,631
Qualys *	3,664	276,888
Verra Mobility *	13,474	193,352
		2,352,593

Real Estate - 4.0%
SBA Communications - REIT	1,293	311,807
TOTAL COMMON STOCKS
(Cost $5,595,979)		7,373,682

SHORT-TERM INVESTMENT - 4.1%
First American Government Obligations Fund, Class X, 1.87% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $312,754)	312,754	312,754

Total Investments - 100.2%
(Cost $5,908,733)		7,686,436
Other Assets and Liabilities, Net - (0.2)%		(14,111)
Total Net Assets - 100.0%		$7,672,325

*	Non-income producing security.
#
As of September 30, 2019, the Fund had a significant portion of its assets invested in both the health care and information technology sectors. The health care sector may be more greatly impacted by adverse regulatory, political, legal and other changes affecting the issuers of such securities.  The information technology sector may be more sensitive to short product cycles, competition and aggressive pricing than the overall market.

^	The rate shown is the annualized seven day effective yield as of September 30, 2019.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$7,373,682	$-	$-	$7,373,682
Short-Term Investment	312,754	-	-	312,754
Total Investments in Securities	$7,686,436	$-	$-	$7,686,436

Refer to Schedule of Investments for furhter information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   November 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, President

Date    November 6, 2019

By (Signature and Title) *  /s/ Benjamin J. Eirich
                                             Benjamin J. Eirich, Treasurer

Date    November 6, 2019

* Print the name and title of each signing officer under his or her signature.